Property and Equipment, Net - Summary of Property and Equipment Consisted (Parenthetical) (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) Building	Dec. 31, 2017 CNY (¥) Building	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Cost of property and equipment				¥ 974,284	¥ 974,401
Mortgage Loan
Business Acquisition [Line Items]
Amount of loan obtained to purchase buildings						¥ 321,540
Building
Business Acquisition [Line Items]
Buildings purchased under consideration		¥ 385,176	¥ 480,271
Cost of property and equipment	[1]			¥ 865,447	¥ 865,447
Wuhan
Business Acquisition [Line Items]
Number of buildings purchased | Building		1	2
Guangzhou
Business Acquisition [Line Items]
Number of buildings purchased | Building			1

[1]	In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) and the cost of Building D was RMB385,176. To purchase these buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).